Operating segments - Summary of Information About Reportable Segments (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Operating Segments [Line Items]
Revenue from external sales and royalties	$ 24,442,042	$ 27,645,582
Gross margin	7,614,448	6,324,292
Research and development expenses net of tax credits and grants	(7,211,553)	(13,550,953)
Selling, general and administrative expenses	(6,370,735)	(8,562,467)
Net gain on sale of assets		23,702,312
Segment income (loss) from operating activities before corporate expenses	(5,967,840)	7,913,184
Gain on loss of control of subsidiary		8,783,613
Corporate general and administrative expenses	(8,914,981)	(6,742,453)
Litigation provisions	(7,930,383)
Net finance costs	(208,484)	(2,255,161)
Income taxes (expense) recovery	(170,011)	1,640,200
Net income (loss)	(23,191,699)	9,339,383
Depreciation and amortization	(3,056,322)	(3,541,882)
Stock-based compensation	(3,712,415)	(2,283,756)
Reportable segment assets	90,220,575	98,596,954
Reportable segment goodwill	6,750,626	6,750,626
Reportable segment liabilities	21,235,649	12,063,184
Nutraceutical
Disclosure Of Operating Segments [Line Items]
Revenue from external sales and royalties	24,429,592	27,645,582
Gross margin	7,601,998	6,324,292
Research and development expenses net of tax credits and grants	(488,152)	(2,732,015)
Selling, general and administrative expenses	(4,524,704)	(5,204,319)
Net gain on sale of assets		23,702,312
Segment income (loss) from operating activities before corporate expenses	2,589,142	22,090,270
Depreciation and amortization	(718,519)	(1,816,815)
Stock-based compensation	(492,133)	(316,982)
Reportable segment assets	21,007,447	24,411,935
Reportable segment goodwill	6,750,626	6,750,626
Reportable segment liabilities	7,330,354	8,478,770
Cannabis
Disclosure Of Operating Segments [Line Items]
Revenue from external sales and royalties	12,450
Gross margin	12,450
Research and development expenses net of tax credits and grants	(6,723,401)	(2,969,553)
Selling, general and administrative expenses	(1,846,031)	(596,670)
Segment income (loss) from operating activities before corporate expenses	(8,556,982)	(3,566,223)
Depreciation and amortization	(2,125,727)	(1,054,170)
Stock-based compensation	(1,046,415)	(251,763)
Reportable segment assets	50,980,849	42,014,975
Reportable segment liabilities	3,150,146	1,070,299
Cardiovascular
Disclosure Of Operating Segments [Line Items]
Research and development expenses net of tax credits and grants		(9,591,506)
Selling, general and administrative expenses		(2,761,478)
Segment income (loss) from operating activities before corporate expenses		(12,352,984)
Depreciation and amortization		(2,005,019)
Stock-based compensation		(660,611)
Reportable segment assets		6,585,740
Corporate
Disclosure Of Operating Segments [Line Items]
Gain on loss of control of subsidiary		8,783,613
Corporate general and administrative expenses	(8,914,981)	(6,742,453)
Litigation provisions	(7,930,383)
Net finance costs	(208,484)	(2,255,161)
Income taxes (expense) recovery	(170,011)	1,640,200
Depreciation and amortization	(212,076)	(407,999)
Stock-based compensation	(2,173,867)	(1,054,400)
Reportable segment assets	18,232,279	25,584,304
Reportable segment liabilities	$ 10,755,149	2,514,115
Intersegment Elimination
Disclosure Of Operating Segments [Line Items]
Research and development expenses net of tax credits and grants		1,742,121
Segment income (loss) from operating activities before corporate expenses		1,742,121
Depreciation and amortization		$ 1,742,121